Leases (Tables)	12 Months Ended
Mar. 31, 2016
Leases [Abstract]
Leased Assets under Capital Leases

Leased assets under capital leases are comprised of the following:

	Yen in millions
	March 31
Class of property	2015	2016
Machinery, equipment and others	129,432	123,816
Film costs	8,647	6,696
Accumulated amortization	(89,470)	(96,270)

	48,609	34,242

Future Minimum Lease Payments under Capital Leases with Present Value of Net Minimum Lease Payments

The following is a schedule by fiscal year of the future minimum lease payments under capital leases together with the present value of the net minimum lease payments as of March 31, 2016:

Fiscal year ending March 31	Yen in millions
2017	13,768
2018	6,863
2019	5,933
2020	5,043
2021	4,017
Later fiscal years	4,578

Total minimum lease payments	40,202
Less — Amount representing interest	2,529

Present value of net minimum lease payments	37,673
Less — Current obligations	13,238

Long-term capital lease obligations	24,435

Minimum Rental Payments Required under Operating Leases that have Initial or Remaining Noncancelable Lease Terms in Excess of One Year

The minimum rental payments required under operating leases that have initial or remaining noncancelable lease terms in excess of one year at March 31, 2016 are as follows:

Fiscal year ending March 31	Yen in millions
2017	59,236
2018	46,690
2019	32,252
2020	44,455
2021	20,119
Later fiscal years	104,020

Total minimum future rentals	306,772